Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Research and development	€ 2,699,342	€ 4,812,854	€ 6,474,441
General and administrative	3,904,398	4,951,456	5,258,501
Total operating expenses	6,603,740	9,764,310	11,732,942
Loss from operations	(6,603,740)	(9,764,310)	(11,732,942)
Other income (expense)
Other income	11,456	529,683	(4,875)
Finance income	608,508	81,140	309,253
Net exchange rate gain (loss)	(546,051)	240,992	(216,891)
Total other income, net	73,913	851,815	87,487
Loss before income taxes	(6,529,827)	(8,912,495)	(11,645,455)
Income tax benefit (expense)
Net loss	€ (6,529,827)	€ (8,912,495)	€ (11,645,455)
Earnings Per Share, Diluted	€ (0.33)	€ (0.49)	€ (0.64)
Weighted Average Number of Shares Outstanding, Diluted	19,710,187	18,273,490	18,216,907
Other comprehensive income (loss)
Total change of marketable debt securities	€ 7,205	€ (118,750)	€ 214,984
Change in foreign currency translation	70,360	(23,446)	(15,853)
Total other comprehensive income (loss)	77,565	(142,196)	199,131
Comprehensive loss	€ (6,452,262)	€ (9,054,691)	€ (11,446,324)